Financial instruments - Fair value measurement (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 930,426,000	$ 745,572,000
Financial liabilities	2,121,467,000	2,074,083,000
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	528,182,000	449,213,000
Long-term debt, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,502,271,000	1,556,206,000
Cash flow hedges | Derivative instruments | Financial liabilities at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91,014,000	68,664,000
Derivative instruments | Financial assets measured at fair value | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	7,024,000
Cash and cash equivalents | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	375,479,000	223,890,000
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	527,084,000	479,272,000
Project financing reserve accounts included in other assets | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 27,863,000	$ 35,386,000